Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
(a)

Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts and operating results of Top Ships Inc. and its subsidiaries referred to in Note 1. Intercompany balances and transactions have been eliminated on consolidation. Non-controlling interests are stated at the non-controlling interest’s proportion of the net assets of the subsidiaries where the Company has less than 100% interest. Subsequent to initial recognition the carrying amount of non-controlling interest is increased or decreased by the non-controlling interest’s share of subsequent changes in the equity of such subsidiaries. Total comprehensive income is attributed to a non-controlling interest even if this results in a deficit balance. Changes in the Company’s ownership interests in subsidiaries that do not result in the Company losing control over the subsidiaries are accounted for as equity transactions and the carrying amounts of the Company’s interests and the non-controlling interests are adjusted to reflect these changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

Use of Estimates, Policy [Policy Text Block]
(b)

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates mainly include impairment of vessels, vessel useful lives and residual values and fair values of derivative instruments. Actual results may differ from these estimates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(c)

Foreign Currency Translation: The Company’s functional currency is the U.S. Dollar because all vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company’s books of account are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies are translated to U.S. Dollars based on the year-end exchange rates and any gains and losses are included in the statement of comprehensive loss.

Cash and Cash Equivalents, Policy [Policy Text Block]
(d)	Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
(e)

Restricted Cash: The Company considers amounts that are pledged, blocked, held as cash collateral, required to be maintained with a specific bank or be maintained by the Company as minimum cash under the terms of a loan agreement, as restricted and these amounts are presented separately on the balance sheets. In the event original maturities are shorter than twelve months, such deposits are presented as current assets while if original maturities are longer than twelve months, such deposits are presented as non-current assets.

Accounts Receivable [Policy Text Block]
(f)

Trade Accounts Receivable, net: The amount shown as trade accounts receivable, net at each balance sheet date, includes estimated recoveries from charterers for hire billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually, combined with the application of a historical recoverability ratio, for purposes of determining the appropriate provision for doubtful accounts. The Company assessed that it had no potentially uncollectible accounts and hence formed no provision for doubtful accounts at December 31, 2019 and 2020 respectively.

Inventory, Policy [Policy Text Block]
(g)

Inventories: Inventories consist of lubricants and paints on board the vessels. Inventories are stated at the lower of cost and net realizable value. Cost, which consists of the purchase price, is determined by the first in, first out method.

Vessels Acquisitions [Policy Text Block]
(h)

Vessel Cost: Vessels are stated at cost, which consists of the contract price, pre-delivery costs and capitalized interest incurred during the construction of new building vessels, and any material expenses incurred upon acquisition (improvements and delivery costs). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are charged to expense as incurred and are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive loss.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(i)

Impairment of Long-Lived Assets: The Company evaluates the existence of impairment indicators whenever events or changes in circumstances indicate that the carrying values of the Company’s long lived assets are not recoverable. Such indicators of potential impairment include, vessel sales and purchases, business plans, declines in the fair market value of vessels and overall market conditions. If there are indications for impairment present, the Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. If the carrying value of the related vessel exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value, and the difference is recognized as an impairment loss. The impairment tests the Company conducted as of December 31, 2020, showed that there are no impairment indications for any of the vessels held for use in the Company’s fleet.

Depreciation, Depletion, and Amortization [Policy Text Block]
(j)

Vessel Depreciation: Depreciation is calculated using the straight-line method over the estimated useful life of the vessels, after deducting the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, of $300 per lightweight ton. Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is adjusted at the date such regulations are adopted.

Discontinued Operations, Policy [Policy Text Block]
(k)

Long Lived Assets Held for Sale: The Company classifies vessels as being held for sale when the following criteria are met: (a) management, having the authority to approve the action, commits to a plan to sell the asset, (b) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets, (c) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated, (d) the sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale, within one year, (e) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, (f) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale.

Long-lived assets previously classified as held for sale that are classified as held and used are revalued at the lower of (a) the carrying amount of the asset before it was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the asset been continuously classified as held and used and (b) the fair value of the asset at the date that the Company decided not to sell the asset.

Property, Plant and Equipment, Policy [Policy Text Block]
(l)

Other Fixed Assets, Net: Other fixed assets, net, consist of furniture, office equipment, and cars, stated at cost, which consists of the purchase/contract price less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets as presented below:

Description	Useful Life (years)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3

Accounting for Dry Docking Costs [Policy Text Block]
(m)	Accounting for Dry-Docking Costs: All dry-docking and special survey costs are expensed in the period incurred.

Deferred Charges, Policy [Policy Text Block]
(n)

Financing Costs: Fees incurred and paid to the lenders for obtaining new loans or refinancing existing ones are recorded as a contra to debt and such fees are amortized to interest and finance costs over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed when a repayment or refinancing is made and charged to interest and finance costs.

Revenue [Policy Text Block]
(o)

Accounting for Revenue and Expenses: Revenues are generated from time charter arrangements. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Time charter revenue is only recognized when an agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured. Revenue is shown net of address commissions, if applicable, payable directly to charterers under the relevant charter agreements. Address commissions represent a common market practice discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer. Commissions on time charter revenues are recognized on a pro rata basis over the duration of the period.

On adoption of ASC 842, the Company determined that all time charter-out contracts are considered operating leases and therefore fall under the scope of ASC 842 because: (i) the vessel is an identifiable asset; (ii) the Company as lessor, does not have substantive substitution rights; and (iii) the charterer, as lessee, has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. The Company’s accounting for time charter out contracts was not impacted by the adoption of ASC 842 as the accounting is consistent with the Company’s prior policy.

Time charter revenue is recognized as earned on a straight-line basis over the term of the relevant time charter starting from the vessel’s delivery to the charterer, except for any off-hire period.  Revenue generated from variable lease payments is recognized in the period when changes in the facts and circumstances on which the variable lease payments are based occur. The Company elected to not separate the lease and non-lease components included in the time charter revenue because (i) the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same and (ii) the lease component would be classified as an operating lease. The daily hire rate represents the hire rate for a bare boat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubes. Both the lease and non-lease components are earned by passage of time. Under a time charter agreement, vessel operating expenses such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses and broker’s commissions are paid by the vessel owner, whereas voyage expenses such as bunkers, port expenses, agents’ fees, and extra war risk insurance are paid by the charterer. Vessel operating expenses are expensed as incurred. Unearned revenue represents cash received prior to year-end related to revenue applicable to periods after December 31 of each year.

When vessels are acquired with time charters attached and the rates on such charters are below or above market on the acquisition date, the Company allocates the total cost between the vessel and the fair value of the attached time charter based on the relative fair values of the vessel and time charter acquired. The fair value of the attached time charter is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management’s estimates of the market time charter rate at the time of acquisition. The fair value of below or above market time charter is recognized as a liability or an intangible asset respectively and is amortized over the remaining period of the time charter as an increase or decrease to revenues.

Where the time charter contains a profit or loss sharing arrangement, the profit or loss is recognized based on amounts earned or incurred as of the reporting date.

The Company pays commissions to ship brokers and to the Company’s fleet manager (Note 5), a related party affiliated with the family of Mr. Evangelos J. Pistiolis , associated with arranging the Company’s charters. These brokers’ commissions are recognized over the related charter period and are included in voyage expenses.

Voyage charters

In a voyage charter contract, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage, which may contain multiple load ports and discharge ports. The consideration in such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charter party generally has a minimum amount of cargo. The charterer is liable for any short loading of cargo or "dead" freight. The voyage contract generally has standard payment terms of 95% freight paid within three days after completion of loading. The voyage charter party generally has a "demurrage" or "despatch" clause. As per this clause, the charterer reimburses the Company for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as demurrage revenue. Demurrage revenue is recognized starting from the point that is determined that the amount can be estimated and its collection is probable and on a straight line basis until the end of the voyage. Conversely, the charterer is given credit if the loading/discharging activities happen within the allowed laytime known as despatch resulting in a reduction in revenue and is recognized as the performance obligation is satisfied. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo. The Company determined that its voyage charter contracts consist of a single performance obligation of transporting the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses and the revenue is recognized on a straight- line basis over the voyage days from the commencement of the loading of cargo to completion of discharge.

The voyage contracts are considered service contracts which fall under the provisions of ASC 606 because the Company, as the shipowner, retains the control over the operations of the vessel such as directing the routes taken or the vessel speed. The voyage contracts generally have variable consideration in the form of demurrage or despatch.

In a voyage charter contract, the Company bears all voyage related costs such as fuel costs, port charges and canal tolls. These costs are considered contract fulfillment costs because (1) incurred to fulfill a contract that the Company can specifically identify, (2) able to generate or enhance resources of the Company that will be used to satisfy performance of the terms of the contract, and (3) expected to be recovered from the charterer. The costs incurred during the period prior to commencement of loading the cargo, primarily bunkers, are deferred as they represent setup costs and recorded as a current asset and are amortized on a straight-line basis as the related performance obligations are satisfied.

Share-based Payment Arrangement [Policy Text Block]
(p)

Stock Incentive Plan: All share-based compensation related to the grant of restricted and/or unrestricted shares provided to employees and to non-employee directors as well as to third party consultants and service providers for their services provided is included in “general and administrative expenses” in the consolidated statements of comprehensive loss. The shares that do not contain any future service vesting conditions are considered vested shares and recognized in full on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and recognized on a straight-line basis over the vesting period. The shares granted to employees or directors and to non-employees, vested and non-vested, are measured at fair value which is equal to the market value of the Company’s common stock on the grant date.

Earnings Per Share, Policy [Policy Text Block]
(q)

Earnings / (Loss) per Share: Basic earnings/(loss) per share are computed by dividing net income or loss available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding. The computation of diluted earnings per share also reflects the potential dilution that could occur if warrants to issue common stock were exercised, to the extent that they are dilutive, using the treasury stock method, the potential dilution that could occur if convertible preferred stock were converted, using the if-converted method as well as the potential dilution that could occur if the Company completed all sales pursuant to common stock purchase agreements, using the if-converted method. Finally net income or loss available to common stockholders is reduced to reflect any deemed dividends on convertible preferred stock, weighted for the period the convertible preferred shares were outstanding.

Derivatives, Policy [Policy Text Block]
(r)

Derivatives and Hedging, Hedge Accounting: The Company records every derivative instrument (including certain derivative instruments embedded in other contracts) on the balance sheet as either an asset or liability measured at its fair value, with changes in the derivatives' fair value recognized in earnings unless specific hedge accounting criteria are met.

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated. Contracts which meet the criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss. The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of “Accumulated other comprehensive income” in equity, while the ineffective portion, if any, is recognized immediately in current period earnings. The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the statement of income. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as a component of “Gain/(Loss) on derivatives”.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(s)

Financial liabilities: Financial liabilities are classified as either financial liabilities at ‘fair value through the profit and loss’ (“FVTPL”) or ‘other financial liabilities’. Financial instruments classified as FVTPL are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the fair value of financial instruments are recognized in earnings, except in the cases where these financial instruments fall under the guidance in ASC 815-40, where they are initially classified in equity and are initially measured at fair value in permanent equity and subsequent changes in fair value are not subsequently measured. Other financial liabilities (including borrowings and trade and other payables) are subsequently measured at amortized cost using the effective interest rate method.

Segment Reporting, Policy [Policy Text Block]
(t)

Segment Reporting: The Chief Operating Decision Maker (“CODM”), Mr. Evangelos J. Pistiolis, receives financial information and evaluates the Company’s operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers (i.e. time or bareboat charters) or by geographical region as the charterer is free to trade the vessel worldwide and as a result, the disclosure of geographic information is impracticable. The CODM does not use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the CODM, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates as one reportable segment.

Lessee, Leases [Policy Text Block]
(u)	Leases:

●

Sale-leaseback transactions: In accordance with ASC 842, the Company, as seller-lessee, determines whether the transfer of an asset should be accounted for as a sale in accordance with ASC 606 (existence of a contract and satisfaction of performance obligation by transferring of the control of the asset). The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (1) the exercise price of the option is the fair value of the asset at the time the option is exercised; and (2) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace; and the classification of the leaseback as a finance lease or a sales-type lease, precludes the buyer-lessor from obtaining control of the asset. If the transfer of the asset meets the criteria of sale, the Company, as seller-lessee recognizes the transaction price for the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC 842. If the transfer does not meet the criteria of sale, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest.

●	Finance lease: The Company classifies a lease as a finance lease when the lease meets any of the following criteria at lease commencement:

i.	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

ii.	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

iii.

The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease.

iv.

The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

v.	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

When none of these criteria are met the Company classifies the lease as an operating lease.

●

Operating lease- The Company as a lessee: The Company recognizes right-of-use assets (“ROU”) and corresponding lease liabilities for its operating leases. ROU assets and liabilities are recognized at the commencement date of an arrangement based on the present value of lease payments over the lease term. The operating lease ROU asset also includes any lease payments made to the lessor prior to lease commencement, less any lease incentives, and initial direct costs incurred. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term.

Beneficial Conversion Feature [Policy Text Block]
(v)

Beneficial conversion feature: A beneficial conversion feature is defined as a non-detachable conversion feature that is in the money at the commitment date. The beneficial conversion feature guidance requires recognition of the intrinsic value of the option, which is the in-the- money portion of the conversion option, in equity, with an offsetting reduction to the carrying amount of the instrument. The resulting discount is amortized as a dividend over either the life of the instrument, if a stated maturity date exists, or to the earliest conversion date, if there is no stated maturity date. If the earliest conversion date is immediately upon issuance, the dividend must be recognized at inception. When there is a subsequent change to the conversion ratio based on a future occurrence, the new conversion price may trigger the recognition of an additional beneficial conversion feature on occurrence.

Investments in Unconsolidated Joint Ventures, Policy [Policy Text Block]
(w)

Investments in unconsolidated joint ventures: The Company's investments in unconsolidated joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company's proportionate share of earnings or losses and distributions. The Company evaluates its investments in unconsolidated joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered other than a temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Consolidated Statements of comprehensive loss.

Comprehensive Income, Policy [Policy Text Block]
(x)

Other Comprehensive Income: The Company follows the provisions of guidance regarding reporting comprehensive income which requires separate presentation of certain transactions, such as unrealized gains and losses from effective portion of cash flow hedges, which are recorded directly as components of stockholders’ equity

New Accounting Pronouncements, Policy [Policy Text Block]
(y)	Recent Accounting Pronouncements:

New Accounting Pronouncements - Adopted

Fair Value Measurement Disclosures — In August 2018, the FASB issued ASU No. 2018-13, "Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement" ("ASU No. 2018-13"). ASU No. 2018-13, which is part of the FASB's broader disclosure framework project, modifies and supplements the current U.S. GAAP disclosure requirements pertaining to fair value measurements, with an emphasis on Level 3 disclosures of the valuation hierarchy. The Company adopted this ASU for the reporting period commencing on January 1, 2020 and has adjusted its disclosures accordingly.

Accounting standards issued but not yet adopted

The FASB has issued accounting standards that have not yet become effective and may impact the Company’s consolidated financial statements or related disclosures in future periods. These standards and their potential impact are discussed below:

Recent Accounting Pronouncements: In March 2020, the Financial Standard Board issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”)”. ASU 2020-04 provides temporary optional expedients and exceptions to the guidance in U.S. GAAP on contract modifications and hedge accounting to ease the financial reporting burdens related to expected market transition from LIBOR and other interbank offered rates to alternative reference rates. This ASU is effective for adoption at any time between March 12, 2020 and December 31, 2022. The Company is currently evaluating the impact of this adoption in its consolidated financial statements and related disclosures.

In August 2020, the Financial Standard Board issued Accounting Standards Update (“ASU”) No. 2020-06 “Debt - Debt with Conversion and Other Options and Derivative and Hedging - Contracts in Entity's Own Equity”, which simplifies the accounting for convertible instruments. This guidance eliminates certain models that require separate accounting for embedded conversion features, in certain cases. Additionally, among other changes, the guidance eliminates certain of the conditions for equity classification for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. This guidance is required to be adopted by the Company in the first quarter of 2023 and must be applied using either a modified or full retrospective approach. The Company is currently evaluating the impact this guidance will have on our consolidated financial statements.